Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 741,000	$ 0
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,879,000		$ 48,138,000
SWA
Financial Instruments and Financial Risk Management
Financial assets	28,800,000		28,400,000
ETX
Financial Instruments and Financial Risk Management
Financial assets	20,100,000		19,700,000
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	5,350,000		2,335,000
Fair value gain on financial asset - FID	3,000,000	$ 0
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,879,000		48,138,000
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350,000		$ 2,335,000